Shareholder Report, Holdings (Details) - C000226980	Jun. 30, 2025
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.50%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%